LIBERTY NEWPORT JAPAN
                               OPPORTUNITIES FUND

                                Semiannual Report
                                February 28, 2001

President's Message

Photo of Stephen E. Gibson

Dear Shareholder:

The market environment during 2000 continued to present challenges for investing in Japan. We understand how problematic it is to stick to one's original reasons for investing when those investments are going through a tough period.

While fund performance didn't meet our expectations, we continue to have confidence in our approach, which is to invest in well-established companies with histories of consistent earnings growth in industries with attractive or improving prospects. Even though the economic news has not been good, Japan has been persevering in its attempts to emerge from a protracted period of stagnant growth. We believe that Japan is making slow and steady progress toward economic recovery. As practical investors, we continue to believe in the merits of investing abroad. With Japan the second largest economy in the world, we consider investing there important.

In the following semiannual report, portfolio manager David Smith discusses fund performance, the economic and market factors that affected it and the investment strategies he employed.

We appreciate your investment in Liberty Newport Japan Opportunities Fund.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
April 11, 2001


Performance Highlights

Net asset value per share (as of 2/28/01)
         Class A              $10.90
         Class B              $10.52
         Class C              $10.51
         Class J1             $50.25
         Class N              $50.14
         Class Z              $11.01




1 Class J and N shares are yen denominated and only offered to residents and citizens of Japan. The value of these shares has been converted from yen to US dollars. Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.


Not FDIC Insured
May Lose Value
No Bank Guarantee

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

Performance Information

Value of a $10,000 Investment
in Liberty Newport Japan
Opportunities Fund
6/3/96 - 2/28/01

Performance of a $10,000 investment in all share classes 6/3/96-2/28/01 ($)

               without         with
                sales          sales
               charge         charge
Class-A        11,272         10,624
Class-B        10,867         10,667
Class-C        10,857         10,857
Class-J        11,055         10,724
Class-N        11,031         11,031
Class-Z        11,390         11,390

Line Chart:
                  Class A without   Class A with
                  sales charge      sales charge     MSCI Japan Index
5/31/96           10000             9425             10000
6/30/96           10350             9754.88          9602.63
7/31/96           10109.9           9528.56          9173.39
8/31/96           9709.53           9151.23          9490.79
9/30/96           9719.24           9160.38          8853.96
10/31/96          9239.11           8707.86          9023.07
11/30/96          9469.16           8924.68          8399.57
12/31/96          9319.55           8783.67          7485.7
1/31/97           8979.39           8463.07          7660.86
2/28/97           9109.59           8585.79          7408.82
3/31/97           9059.48           8538.56          7677.76
4/30/97           9499.77           8953.54          8525.39
5/31/97           10569.5           9961.71          9162.23
6/30/97           11049.3           10414            8882.79
7/31/97           11469.2           10809.7          8112.65
8/31/97           10049.3           9471.46          7990.15
9/30/97           10269.4           9678.88          7245.47
10/31/97          9819.57           9254.95          6800.59
11/30/97          9360.02           8821.82          6411.6
12/31/97          9041.78           8521.87          6983.51
1/31/98           9603.27           9051.08          7019.83
2/28/98           9422.73           8880.92          6542.48
3/31/98           9021.32           8502.59          6515.66
4/30/98           9171.98           8644.59          6157.29
5/31/98           8750.98           8247.8           6243.5
6/30/98           8780.74           8275.84          6161.08
7/31/98           9131.97           8606.88          5458.72
8/31/98           8680.85           8181.7           5309.7
9/30/98           8480.32           7992.7           6200.13
10/31/98          9241.85           8710.45          6483.48
11/30/98          9933.14           9361.99          6734.39
12/31/98          10574.8           9966.77          6783.55
1/31/99           10604.4           9994.68          6634.99
2/28/99           10604.4           9994.68          7555.26
3/31/99           12459.2           11742.8          7870.32
4/30/99           13421             12649.3          7426.43
5/31/99           13010.3           12262.2          8129.72
6/30/99           15405.5           14519.7          8941.06
7/31/99           17209.5           16220            8878.47
8/31/99           18582.8           17514.3          9417.4
9/30/99           19634.6           18505.6          9821.4
10/31/99          20826.4           19628.9          10242.7
11/30/99          24204.5           22812.7          10878.8
12/31/99          26656.4           25123.6          10407.8
1/31/00           24371.9           22970.5          10138.2
2/29/00           24869.1           23439.1          10974.6
3/31/00           23939             22562.5          10149.3
4/30/00           21509.2           20272.4          9632.71
5/31/00           19059.3           17963.4          10294.5
6/30/00           19804.5           18665.8          9108.56
7/31/00           16887.3           15916.3          9697.88
8/31/00           18459.5           17398.1          9215.9
9/30/00           17538.4           16529.9          8681.37
10/31/00          15067.2           14200.9          8321.1
11/30/00          14322.9           13499.3          7815.17
12/31/00          12720.2           11988.8          7726.08
1/31/01           12730.4           11998.4          7381.5
2/28/01           11272             10623.9          7381.5




The Morgan Stanley Capital International Japan Index (MSCI Japan) is an unmanaged index that tracks the performance of Japanese stocks. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. Securities in the fund may not match those in the index. It is not possible to invest directly in an index. Performance for the MSCI Japan is from May 31, 1996.


Average annual total returns as of 2/28/01 (%)
 Share class            A                 B                C                 J                  N                Z
 Inception           6/3/96            6/3/96           6/3/96            9/20/00            5/15/00          6/3/96
                without   with   without   with    without   with   without    with     without  with        without
                 sales    sales   sales    sales    sales    sales   sales     sales     sales   sales        sales
                charge   charge  charge   charge   charge   charge  charge    charge    charge  charge       charge
---------------------------------------------------------------------------------------------------------------------
 6 months
 (cumulative)  -38.94   -42.45   -39.16  -42.20   -39.18   -39.79   -39.04   -40.87    -39.17   -41.00       -38.83
---------------------------------------------------------------------------------------------------------------------
 1 year        -54.68   -57.28   -55.04  -57.29   -55.07   -55.52   -54.26   -55.64    -54.36   -57.36       -54.58
---------------------------------------------------------------------------------------------------------------------
 Life            2.56     1.29     1.77    1.37     1.75     1.75     2.14     1.49      2.09     2.09         2.78
---------------------------------------------------------------------------------------------------------------------


Average annual total returns as of 12/31/00 (%)

 Share class            A                 B                C                 J                  N                Z
                without   with   without   with    without   with   without    with     without  with        without
                 sales    sales   sales    sales    sales    sales   sales     sales     sales   sales        sales
                charge   charge  charge   charge   charge   charge  charge    charge    charge  charge       charge
---------------------------------------------------------------------------------------------------------------------
 6 months
 (cumulative)  -35.77   -39.46   -36.08  -39.28   -36.05   -36.68   -35.99   -37.91    -36.08   -38.00       -35.75
---------------------------------------------------------------------------------------------------------------------
 1 year        -52.29   -55.03   -52.77  -55.13   -52.75   -53.22   -51.95   -53.40    -52.02   -55.02       -52.33
---------------------------------------------------------------------------------------------------------------------
 Life            5.40     4.04     4.55    4.18     4.55     4.55     4.94     4.25      4.91     4.91         5.59
---------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge (CDSC) for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0%, the class C contingent deferred sales charge of 1% for the first year only, the 3% maximum sales charge for class J shares and the 3% CDSC on the one year or less returns of class N.

Class J share performance includes returns of the fund's class N share for periods prior to the inception of class J. Class N share performance information includes returns of the fund's class B shares for periods prior to the inception of class N. These older class share returns were not restate to reflect any expense differential (e.g., Rule 12b-1 fees) between the older class shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been different.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Top 10 holdings as of 2/28/01 (%)

SonSony                              4.8
Ricoh                                4.3
Keyence                              4.2
Canon                                4.1
Hitachi Software                     3.4
Orix                                 3.3
Kyocera                              3.2
Fast Retailing                       2.9
Yamanouchi Pharmaceutical            2.8
Secom                                2.7

Portfolio holding breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.



Sold
Matsushita Communications Industrial Co., Ltd. is the dominant manufacturer of cellular handsets in Japan. We sold our position because we were concerned about a slowdown of business in Japan as well as the company's overseas expansion plans.



Sold
Sodick Co. Ltd. (0.3% of net assets) develops, manufactures and sells precision electric machines and equipment. We reduced our holdings in this company for two reasons. First, we were concerned about the company's debt levels. Second, the capital investment cycle in Japan was declining.




PORTFOLIO MANAGER'S REPORT

ECONOMIC NEWS FROM JAPAN HAS BEEN DEPRESSING
The economic news from Japan for the six-month period that ended February 28, 2001 was bleak. The country's economic well-being was plagued by a declining stock market, a weak banking system, and large corporate debt. Japan's economic woes were reflected in the returns for this reporting period. The fund's class A shares returned a negative 38.94% (without sales charge). The fund did not perform well when compared to its benchmark, MSCI Japan, or its peer group, the Lipper Japanese Fund Category.1 The MSCI Japan posted a return of negative 23.89%, while the Lipper Japan Fund Category returned negative 30.93% for this reporting period.

Beginning in early 2000, investors started to aggressively sell highly valued technology, media and telecommunications stocks. This sell-off, which was fueled by the dramatic declines in the tech-heavy Nasdaq, contributed to the fund's poor performance. While we did adhere to our investment strategy of not participating in cyclical stocks, this adherence also affected to fund performance.



--------------------------------------------------------------------------------

1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives.

CONSUMER CONFIDENCE GRADUALLY RETURNING
Many Japanese seem to be more cautious as to how they are spending their money in 2000 and 2001, when current trends in consumer spending are compared to those from the "bubble" economy of the late 1980s. In spite of the very real challenges that Japan faces, consumer spending is one area where some innovative companies - like Fast Retailing Co. Ltd. (2.9% of net assets) and GoldCrest (1.3% of net assets) - have carved out profitable niches.

Fast Retailing is Japan's largest retailer of casual clothing and the owner of the popular line of Uniqlo clothes. Described as the Japanese equivalent of a low-end Gap, Fast Retailing focuses on quality, low prices and service. Nearly 90% of its goods are produced in China, where production costs are substantially lower than costs in Japan.2 With lower costs, the company has been able to competitively price its goods. The company's margins have held up very well in a tough operating environment. Fast Retailing has been growing rapidly, both in terms of same store sales and new stores; it currently operates nearly 500 stores in Japan. When compared to Japan's more traditional department stores, Fast Retailing has done far better in the current economic environment. Many of those traditional stores have gone out of business.

GoldCrest is involved in the construction and sale of condominiums in the greater Tokyo area. Commute times for those working in Tokyo can be several hours each way. As real estate prices have come down, demand for living quarters closer to the center of Tokyo has increased. GoldCrest has no inventory risk and since the company works on a contract basis, its overhead is not fixed.


OUTLOOK
We have always felt that the greatest oppor tunity for long-term investment returns lies at the company level, on a company-by-company basis. With the market close to a 16-year low, we believe that there are good opportunities to be had for the long-term investor. We have traditionally positioned the fund to capitalize on the long-term opportunities that exist in Japan.



/s/ David R. Smith

David R. Smith

DAVID R. SMITH, portfolio manager of Liberty Newport Japan Opportunities Fund, is a managing director of Newport Fund Management, Inc.

--------------------------------------------------------------------------------
2 Reuters Company News, 23 February 2001.


There are specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic instability of emerging countries and political developments.

A portfolio of stocks from a single nation poses additional risks due to limited diversification.


Pie Chart:
Sector Breakdown as of 2/28/01 (%)

      Information technology 45.2

      Consumer discretionary 20.2

      Financials 12.9

      Industrials 10.6

      Health care 5.2

      Telecommunications services 4.5

      Other 1.4


Sector breakdowns are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sector breakdowns in the future.

Investment Portfolio

February 28, 2001 (Unaudited)
(In thousands)
COMMON STOCKS -- 98.6%                   SHARES   VALUE
-------------------------------------------------------
CONSUMER DISCRETIONARY -- 20.2%
APPAREL RETAIL -- 1.2%
Shimamura Co., Ltd.                          11   $ 598
-------------------------------------------------------
COMPUTER & ELECTRONICS RETAIL-- 2.1%
Yamada Denki Co., Ltd.                       13   1,031
-------------------------------------------------------
CONSUMER ELECTRONICS -- 4.8%
Sony Corp.                                   32   2,305
-------------------------------------------------------
DISTRIBUTORS -- 0.5%
Ryohin Keikaku Co., Ltd.                     10     234
-------------------------------------------------------
FOOD, BEVERAGES & TOBACCO -- 2.5 %
Ito En, Ltd.                                 20   1,228
-------------------------------------------------------
FOOD & DRUG RETAIL -- 2.8%
C Two-Network Co., Ltd.                      12     735
Goldcrest Co., Ltd. (a)                       9     621
-------------------------------------------------------
                                                  1,356
-------------------------------------------------------
FOOD RETAIL -- 2.2 %
Seven-Eleven Japan Co., Ltd.                 25   1,044
-------------------------------------------------------
GENERAL MERCHANDISE STORES -- 0.5%
Don Quijote Co., Ltd.                         5     243
-------------------------------------------------------
HOME FURNISHINGS -- 1.1%
Otsuka Kagu Ltd.                              9     531
-------------------------------------------------------
INTERNET RETAIL -- 0.7%
Rakuten, Inc. (a)                           (b)     325
-------------------------------------------------------
LEISURE FACILITIES -- 1.8%
People Co., Ltd.                             17     872
-------------------------------------------------------

-------------------------------------------------------
FINANCIALS -- 12.9%
BANKS -- 2.0%
Suruga Bank, Ltd.                           122     969
-------------------------------------------------------
CONSUMER FINANCE -- 8.5%
Aeon Credit Service Co., Ltd.                18     951
Aiful Corp.                                  10     747
Orix Corp.                                   18   1,608
Takefuji Corp.                               11     821
-------------------------------------------------------
                                                  4,127
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
Japan Asia Investment Co., Ltd.             430   1,144
-------------------------------------------------------

-------------------------------------------------------
HEALTH CARE -- 5.2%
PHARMACEUTICALS
Takeda Chemical Industries Ltd.              25   1,183
Yamanouchi Pharmaceutical Co.                36   1,347
-------------------------------------------------------
                                                  2,530
-------------------------------------------------------

-------------------------------------------------------
INDUSTRIALS -- 10.6%
DIVERSIFIED COMMERCIAL SERVICES-- 7.4%
Bellsystem 24, Inc.                           3   1,200
Park24 Co., Ltd.                             15   1,033
Secom Co., Ltd.                              22   1,330
-------------------------------------------------------
                                                  3,563
-------------------------------------------------------



                                         SHARES   VALUE
-------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.7%
Sanix, Inc.                                  20   $ 832
-------------------------------------------------------
INDUSTRIAL MACHINERY -- 1.5%
Sodick Co., Ltd. (a)                         40     151
Union Tool Co.                               12     582
-------------------------------------------------------
                                                    733
-------------------------------------------------------

-------------------------------------------------------
INFORMATION-TECHNOLOGY -- 45.2%
APPLICATIONS SOFTWARE -- 6.0%
Hitachi Software Engineering Co., Ltd.       25   1,641
Oracle Corp. Japan                            7   1,241
-------------------------------------------------------
                                                  2,882
-------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-- 14.8%
Hirose Electric Co., Ltd.                    15   1,164
Keyence Corp.                                11   2,054
Kyocera Corp.                                17   1,535
Nitto Denko Corp.                            48   1,131
Toyo Denpa Co., Ltd.                         31     717
Yamaichi Electronics Co., Ltd.               33     572
-------------------------------------------------------
                                                  7,173
-------------------------------------------------------
INFORMATION TECHNOLOGY CONSULTING
& SERVICES -- 1.4%
Fujitsu Support & Services, Inc.             14     676
-------------------------------------------------------
INTERNET SOFTWARE & SERVICES-- 4.7%
Fuji Soft ABC, Inc.                          26   1,278
Softbank Corp.                               12     550
Yahoo Japan Corp. (a)                       (b)     439
-------------------------------------------------------
                                                  2,267
-------------------------------------------------------
NETWORKING EQUIPMENT -- 1.9%
Net One Systems Co., Ltd.                   (b)     901
-------------------------------------------------------
OFFICE ELECTRONICS -- 8.4%
Canon, Inc.                                  61   1,986
Ricoh Co., Ltd.                             120   2,102
-------------------------------------------------------
                                                  4,088
-------------------------------------------------------
SEMICONDUCTORS -- 4.2%
Murata Manufacturing Co., Ltd.               13   1,078
Rohm Co., Ltd.                                6     972
-------------------------------------------------------
                                                  2,050
-------------------------------------------------------
SYSTEMS SOFTWARE -- 2.9%
Fast Retailing Co., Ltd.                      9   1,385
-------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.9%
Yokowo Co., Ltd.                             34     429
-------------------------------------------------------


See notes to investment portfolio.

February 28, 2001 (Unaudited)
(In thousands)
                                         SHARES   VALUE
-------------------------------------------------------
TELECOMMUNICATION SERVICES -- 4.5%
INTEGRATED TELECOM SERVICES -- 2.7%
Nippon Telegraph & Telephone Corp.          (b) $ 1,309
-------------------------------------------------------
WIRELESS TELECOM SERVICES -- 1.8%
NTT DoCoMo, Inc.                            (b)     865
-------------------------------------------------------

Total Common Stocks (cost of $63,588)(c)         47,690
-------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 1.9%               PAR
-------------------------------------------------------
Repurchase Agreement with SBC
Warburg Ltd., dated 02/28/01 due
03/01/01 at 5.37% collateralized
by U.S. Treasury notes with maturities
to 2028, market value $939 (repurchase
proceeds $922)                             $922     922
-------------------------------------------------------
OTHER ASSETS &
LIABILITIES, NET -- (0.5)%                         (240)
-------------------------------------------------------
NET ASSETS-- 100.0%                             $48,372
=======================================================

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.
(b)  Rounds to less than one thousand.
(c)  Cost for federal income tax purpose is the same.

See notes to financial statements.

Statement of Assets & Liabilities

February 28, 2001 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $63,588)          $47,690
Short-term obligations                           922
----------------------------------------------------
                                              48,612
Cash including foreign currencies
(cost $179)                             153
Receivable for:
   Fund shares sold                       3
   Investments sold                      27
   Dividends                             20
Other                                   110      313
----------------------------------------------------
     Total Assets                             48,925
LIABILITIES
Payable due to custodian bank            30
Payable for:
   Fund shares repurchased              444
   Distributions                          4
Accrued:
   Management fee                        51
   Service fee-- Class N                 16
   Agency fee-- Class N                   6
   Distribution fee-- Class N             2
----------------------------------------------------
     Total Liabilities                           553
----------------------------------------------------

NET ASSETS                                   $48,372
----------------------------------------------------

CLASS A
Net asset value & redemption price per share
($10,959/1,005)                              $ 10.90(b)
----------------------------------------------------

Maximum offering price per share
($10.90/0.9425)                              $ 11.56(c)
----------------------------------------------------

CLASS B
Net asset value & offering price per share
($13,199/1,255)                              $ 10.52(b)
----------------------------------------------------

CLASS C
Net asset value & offering price per share
($4,578/435)                                 $ 10.51(b)
----------------------------------------------------

CLASS J
Net asset value & redemption price per share
($5/(a))                                     $ 50.25
----------------------------------------------------

Maximum offering price per share
($50.25/0.9700)                              $ 51.80(d)
----------------------------------------------------

CLASS N
Net asset value & offering price per share
($16,413/327)                                $ 50.14(b)

CLASS Z
Net asset value, offering & redemption price
per share ($3,218/293)                       $ 11.01
----------------------------------------------------
COMPOSITION OF NET ASSETS
Capital paid in                              $72,559
Accumulated net investment loss               (2,679)
Accumulated net realized loss                 (5,379)
Net unrealized depreciation on:
   Investments                               (15,898)
   Foreign currency transactions                (231)
----------------------------------------------------
                                             $48,372
----------------------------------------------------




(a)  Rounds to less than one.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(c)  On sales of $50,000 or more the offering price is reduced.
(d)  On sales of 10,000 shares or more the offering price is reduced.


See notes to financial statements.

Statement of Operations

For the six months ended February 28, 2001 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                       $    90
Dividends                                           37
------------------------------------------------------
   Total Investment Income (net of
   nonreclaimable foreign taxes withheld
   at source which amounted to $16)                127
EXPENSES
Management fee                          334
Administration fee                       88
Agency fee Class J                      (a)
Agency fee Class N                       11
Service fee-- Class A, Class B,
   Class C, Class J and Class N          83
Distribution fee-- Class B               74
Distribution fee-- Class C               29
Distribution fee-- Class J              (a)
Distribution fee-- Class N               86
Transfer agent fee                       57
Bookkeeping fee                          17
Custodian fee                            21
Audit Fee                                11
Legal Fee                                 2
Registration fee                         29
Reports to shareholders                   4
Other                                    13
------------------------------------------------------
   Total Expenses                                  859
------------------------------------------------------
   Net Investment Loss                            (732)
------------------------------------------------------

NET REALIZED & UNREALIZED GAIN
(LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
   Investments                       (2,614)
   Foreign currency transactions       (470)
------------------------------------------------------
     Net Realized Loss                          (3,084)
Net change in unrealized appreciation/
depreciation during the period on:
   Investments                      (30,038)
   Foreign currency transactions       (174)
------------------------------------------------------
Net Change in Unrealized Appreciation/
Depreciation                                   (30,212)
------------------------------------------------------
     Net Loss                                  (33,296)
------------------------------------------------------
Decrease in Net Assets from Operations         (34,028)
------------------------------------------------------


(a) Rounds to less than one.

See notes to financial statements.

Statement of Changes in Net Assets

(In thousands)

                                  (UNAUDITED)
                                  SIX MONTHS     YEAR
                                     ENDED       ENDED
                                 FEBRUARY 28, AUGUST 31,
                                   2001 (B)    2000 (A)
------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss                 $  (732)  $ (1,493)
Net realized loss                    (3,084)      (800)
Net change in unrealized
   appreciation/depreciation        (30,212)    (4,224)
------------------------------------------------------
     Net Decrease from Operations   (34,028)    (6,517)
------------------------------------------------------
DISTRIBUTIONS:
From net investment income--
   Class A                               --       (801)
In excess of net investment income--
   Class A                               --         (2)
From net investment income--
   Class B                               --       (988)
In excess of net investment income--
   Class B                               --         (2)
From net investment income--
   Class C                               --       (462)
In excess of net investment income--
   Class C                               --         (1)
From net investment income--
   Class N                               --         --
From net investment income--
   Class Z                               --       (113)
In excess of net investment income--
   Class Z                               --         (c)
------------------------------------------------------
                                    (34,028)    (8,886)
------------------------------------------------------
FUND SHARE TRANSACTIONS:
Receipts for shares sold--
   Class A                            8,921     53,162
Value of distributions reinvested--
   Class A                               --        748
Cost of shares repurchased--
   Class A                          (11,715)   (47,292)
------------------------------------------------------
                                     (2,794)     6,618
------------------------------------------------------
Receipts for shares sold--
   Class B                            1,253     27,384
Value of distributions reinvested--
   Class B                               --        901
Cost of shares repurchased--
   Class B                           (6,517)   (17,833)
------------------------------------------------------
                                     (5,264)    10,452
------------------------------------------------------



                                  (UNAUDITED)
                                  SIX MONTHS     YEAR
                                     ENDED       ENDED
                                 FEBRUARY 28, AUGUST 31,
                                   2001 (B)    2000 (A)
-------------------------------------------------------
Receipts for shares sold--
   Class C                          $ 1,801   $ 15,892
Value of distributions reinvested--
   Class C                               --        433
Cost of shares repurchased--
   Class C                           (4,743)   (12,101)
------------------------------------------------------
                                     (2,942)     4,224
------------------------------------------------------
Receipts for shares sold--
   Class J                                7         --
Value of distributions reinvested--
   Class J                               --         --
Cost of shares repurchased--
   Class J                               --         --
------------------------------------------------------
                                          7         --
------------------------------------------------------
Receipts for shares sold--
   Class N                            4,037     41,065
Value of distributions reinvested--
   Class N                               --         --
Cost of shares repurchased--
   Class N                           (8,573)    (7,811)
------------------------------------------------------
                                     (4,536)    33,254
------------------------------------------------------
Receipts for shares sold--
   Class Z                              323      5,557
Value of distributions reinvested--
   Class Z                               --        103
Cost of shares repurchased--
   Class Z                             (335)    (2,943)
------------------------------------------------------
                                        (12)     2,717
------------------------------------------------------
Net Increase (Decrease) from
   Fund Share Transactions          (15,541)    57,265
------------------------------------------------------
     Total Increase (Decrease)      (49,569)    48,379
------------------------------------------------------
NET ASSETS
Beginning of period                  97,941     49,562
------------------------------------------------------
End of period (including
   accumulated net investment
   loss and overdistributed
   net investment income
   of $2,679 and $1,947,
   respectively)                   $ 48,372   $ 97,941
------------------------------------------------------


(a)  Class N shares were initially offered on May 15, 2000.
(b)  Class J shares commenced operations on September 20, 2000.
(c)  Rounds to less than one.


See notes to financial statements.

(In thousands)

                                  (UNAUDITED)
                                  SIX MONTHS     YEAR
                                     ENDED       ENDED
                                 FEBRUARY 28, AUGUST 31,
                                   2001 (B)    2000 (A)
-------------------------------------------------------
NUMBER OF FUND SHARES
Sold-- Class A                       $  611   $  2,453
Issued for distributions
   reinvested-- Class A                  --         34
Repurchased-- Class A                  (807)    (2,208)
------------------------------------------------------
                                       (196)       279
------------------------------------------------------
Sold-- Class B                           91      1,289
Issued for distributions
   reinvested-- Class B                  --         42
Repurchased-- Class B                  (457)      (888)
------------------------------------------------------
                                       (366)       443
------------------------------------------------------
Sold-- Class C                          148        764
Issued for distributions
   reinvested-- Class C                  --         20
Repurchased-- Class C                  (359)      (589)
------------------------------------------------------
                                       (211)       195
------------------------------------------------------
Sold-- Class J                          (c)         --
Issued for distributions
   reinvested-- Class J                  --         --
Repurchased-- Class J                    --         --
------------------------------------------------------
                                        (c)         --
------------------------------------------------------
Sold-- Class N                           59        478
Issued for distributions
   reinvested-- Class N                  --         --
Repurchased-- Class N                  (121)       (89)
------------------------------------------------------
                                        (62)       389
------------------------------------------------------
Sold-- Class Z                           26        259
Issued for distributions
   reinvested-- Class Z                  --          5
Repurchased-- Class Z                   (26)      (130)
------------------------------------------------------
                                         --        134
------------------------------------------------------


(a)  Class N shares were initially offered on May 15, 2000.
(b)  Class J shares commenced operations on September 20, 2000.
(c)  Rounds to less than one.


See notes to financial statements.

Notes to Financial Statements

February 28, 2001 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Newport Japan Opportunities Fund (formerly Newport Japan Opportunities
Fund) (the "Fund"), a series of Liberty Funds Trust II, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation by investing primarily in equity securities of Japanese companies. The Fund may issue an unlimited number of shares. The Fund offers six classes of shares: Class A, Class B, Class C, Class J, Class N and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class J and Class N shares are subject to an annual distribution fee and are available for purchase only by residents and citizens of Japan. Class N shares automatically convert to Class J shares after five years, eliminating a portion of the distribution fee upon conversion. Class Z is offered continuously at net asset value. There are certain restrictions on the purchases of Class Z shares, as described in the Fund's prospectus.

The accompanying financial statements are prepared under accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their current value.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B, Class C, Class J and Class N service fees and Class B, Class C, Class J and Class N distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B, Class C, Class J and Class N net investment income per share data reflects the service fee per share applicable to Class A, Class B, Class C, Class J and Class N shares and the distribution fee applicable to Class B, Class C, Class J and Class N shares only.

Class A, Class B, Class C, Class J and Class N ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B, Class C, Class J and Class N shares and the distribution fee applicable to Class B, Class C, Class J and Class N shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Newport Fund Management, Inc. (the "Advisor"), is the investment Advisor of the Fund and receives a monthly fee equal to 0.95% annually of the Fund's average net assets.

ADMINISTRATION FEE:
Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average net assets.

BOOKKEEPING FEE:
The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee equal to 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE, AGENCY AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Administrator is the Fund's principal underwriter. For the six months ended February 28, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $3,767 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $116, $94,870 and $9,736 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B, Class C, Class J and Class N net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class C and Class N shares and 0.25% annually of the average net assets attributable to Class J shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.


Class J shares and Class N shares pay an annual fee of 0.10% to an agent in Japan to compensate the agent for, among other things, making certain filings and reports in Japan.

EXPENSE LIMITS:
The Advisor/Administrator have agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, agency fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.75% annually of the Fund's average net assets.

For the six months ended February 28, 2001, the Fund's operating expenses (as defined above) did not exceed the 1.75% expense limit.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or Administrator.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.


NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
During the six months ended February 28, 2001, purchases and sales of investments, other than short-term obligations, were $5,822,892 and $8,730,024, respectively.

Unrealized appreciation (depreciation) at February 28, 2001, based on cost of investments for both financial statements and federal income tax purposes was:

      Gross unrealized appreciation      $ 6,106,681
      Gross unrealized depreciation      (22,004,216)
----------------------------------------------------
        Net unrealized depreciation     ($15,897,535)
----------------------------------------------------

CAPITAL LOSS CARRYFORWARDS:
At August 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

            Year of              Capital loss
          expiration             carryforward
          -----------------------------------
             2006                  $   68,000
             2007                   1,776,000
             2008                     131,000
                                   ----------
                                   $1,975,000
                                   ----------

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 331 1/43% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1 1/42 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended February 28, 2001.

NOTE 5. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to elect eleven Trustees. On September 29, 2000, the record date for the Meeting, the Fund had outstanding 3,650,963 shares of beneficial interest. The votes cast were as follows:

                                             Authority
                            For               Withheld
                         ---------            --------
To elect a Board
of Trustees:
Douglas Hacker           2,667,162             21,987
Janet Langford Kelly     2,666,662             22,487
Richard W. Lowry         2,667,776             21,373
Salvatore Macera         2,667,723             21,426
William E. Mayer         2,667,776             21,373
Charles R. Nelson        2,667,229             21,920
John J. Neuhauser        2,667,776             21,373
Joseph R. Palombo        2,666,485             22,664
Thomas S. Stitzel        2,667,723             21,426
Thomas C. Theobald       2,667,776             21,373
Anne-Lee Verville        2,667,277             21,872

Financial Highlights

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                      (UNAUDITED)
                                                      FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001
                                    CLASS A       CLASS B        CLASS C      CLASS J(A)      CLASS N        CLASS Z
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD                 $ 17.85        $ 17.29       $ 17.28        $ 80.68       $ 82.43        $ 18.00
                                   --------       --------      --------       --------      --------       --------
INCOME FROM
INVESTMENT OPERATIONS:
Net investment loss (b)               (0.14)         (0.19)        (0.19)         (0.45)        (0.49)         (0.12)
Net realized and unrealized gain      (6.81)         (6.58)        (6.58)        (29.98)       (31.80)         (6.87)
                                   --------       --------      --------       --------      --------       --------
Total from Investment Operations      (6.95)         (6.77)        (6.77)        (30.43)       (32.29)         (6.99)
                                   --------       --------      --------       --------      --------       --------
NET ASSET VALUE --
END OF PERIOD                       $ 10.90        $ 10.52       $ 10.51        $ 50.25       $ 50.14        $ 11.01
                                   ========       ========      ========       ========      ========       ========
TOTAL RETURN (c)(d)                 (38.94%)       (39.16%)      (39.18%)       (37.72%)      (39.17%)       (38.83%)
                                   ========       ========      ========       ========      ========       ========
RATIOS TO AVERAGE
NET ASSETS
Expenses (e)(f)                       1.90%          2.66%         2.66%          2.26%         2.76%          1.65%
Net investment loss (e)              (1.54%)        (2.30%)       (2.30%)        (1.90%)       (2.40%)        (1.29%)
Portfolio turnover                       9%             9%            9%             9%            9%             9%
Net assets at end of period (000)  $ 10,959       $ 13,199       $ 4,578           $  5      $ 16,413        $ 3,218

(a) Class J shares commenced operations on on September 20, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.



Financial Highlights (continued)

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                 YEAR ENDED AUGUST 31, 2000
                                    CLASS A        CLASS B       CLASS C       CLASS N(A)     CLASS Z
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD                 $ 18.54        $ 18.11       $ 18.10        $ 91.37      $ 18.70
                                   --------       --------      --------       --------      --------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (b)               (0.28)         (0.43)        (0.43)         (0.16)        (0.22)
Net realized and unrealized gain       0.28           0.26          0.26          (8.78)         0.23
                                   --------       --------      --------       --------      --------
Total from Investment Operations         --          (0.17)        (0.17)         (8.94)         0.01
                                   --------       --------      --------       --------      --------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
From net investment income            (0.69)         (0.65)        (0.65)           --          (0.71)
In excess of net investment income       (+)            (+)           (+)           --             (+)
                                   --------       --------      --------       --------      --------
Total distributions declared
to shareholders                       (0.69)         (0.65)        (0.65)           --          (0.71)
                                   --------       --------      --------       --------      --------
NET ASSET VALUE --
END OF PERIOD                       $ 17.85        $ 17.29       $ 17.28        $ 82.43       $ 18.00
                                   ========       ========      ========       ========      ========
TOTAL RETURN (c)                    (0.68)%        (1.62)%       (1.62)%        (9.78)%(d)    (0.66)%
                                   --------       --------      --------       --------      --------
RATIOS TO AVERAGE
NET ASSETS
Expenses (e)                          1.93%         2.68%         2.68%          2.78%(f)       1.68%
Net investment loss (e)             (1.28)%       (2.03)%       (2.03)%        (2.55)%(f)     (1.03)%
Portfolio turnover                      15%           15%           15%            15%            15%
Net assets at end of period (000)  $ 21,452      $ 28,021      $ 11,161        $32,035       $  5,272


(a) Class N shares were initially offered on May 15, 2000. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)  Not annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.

(+)  Rounds to less than $0.01.

                                                                      YEAR ENDED AUGUST 31, 1999
                                                     CLASS A           CLASS B          CLASS C         CLASS Z
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                $  8.66          $  8.52          $  8.51          $  8.71
                                                     -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                             (0.13)           (0.22)           (0.22)           (0.10)
Net realized and unrealized gain                       10.01             9.81             9.81            10.09
                                                     -------          -------          -------          -------
Total from Investment Operations                        9.88             9.59             9.59             9.99
                                                     -------          -------          -------          -------
NET ASSET VALUE-- END OF PERIOD                      $ 18.54          $ 18.11          $ 18.10          $ 18.70
                                                     =======          =======          =======          =======
TOTAL RETURN (c)(d)                                  114.09%          112.56%          112.69%          114.70%
                                                     -------          -------          -------          -------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                           2.00%            2.75%            2.75%            1.75%
Net investment loss (e)                               (1.03)%          (1.78)%          (1.78)%          (0.78)%
Fees and expenses waived or borne by the
Advisor/Administrator (e)                              0.46%            0.46%            0.46%            0.46%
Portfolio turnover                                       27%              27%              27%              27%
Net assets at end of period (000)                    $17,091          $21,333          $ 8,167          $ 2,971


(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to: $  0.06          $  0.06          $  0.06          $  0.06

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.


                                       15


Financial Highlights (continued)

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                    YEAR ENDED AUGUST 31, 1998
                                                     CLASS A          CLASS B          CLASS C          CLASS Z
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                $ 10.05           $ 9.95           $ 9.94          $ 10.07
                                                    --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                             (0.10)           (0.17)           (0.17)           (0.08)
Net realized and unrealized loss                       (1.29)           (1.26)           (1.26)           (1.28)
                                                    --------         --------         --------         --------
Total from Investment Operations                       (1.39)           (1.43)           (1.43)           (1.36)
                                                    --------         --------         --------         --------
NET ASSET VALUE-- END OF PERIOD                      $  8.66          $  8.52          $  8.51          $  8.71
                                                    ========         ========         ========         ========
TOTAL RETURN (c)(d)                                 (13.26)%         (14.16)%         (14.18)%         (13.30)%
                                                    ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                           2.00%            2.75%            2.75%            1.75%
Net investment loss (e)                              (1.12)%          (1.87)%          (1.87)%          (0.87)%
Fees and expenses waived or borne by the
Advisor/Administrator (e)                              0.72%            0.72%            0.72%            0.72%
Portfolio turnover                                       24%              24%              24%              24%
Net assets at end of period (000)                    $ 2,887          $ 6,028          $ 1,862          $ 1,444

(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to: $  0.07          $  0.07          $  0.07          $  0.07

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                    YEAR ENDED AUGUST 31, 1997
                                                     CLASS A          CLASS B        CLASS C(C)         CLASS Z
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                $  9.71          $  9.69          $  9.69          $  9.72
                                                    --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                             (0.09)           (0.17)           (0.17)           (0.07)
Net realized and unrealized gain                        0.43             0.43             0.42             0.42
                                                    --------         --------         --------         --------
Total from Investment Operations                        0.34             0.26             0.25             0.35
                                                    --------         --------         --------         --------
NET ASSET VALUE-- END OF PERIOD                     $  10.05         $   9.95         $   9.94         $  10.07
                                                    ========         ========         ========         ========
TOTAL RETURN (d)(e)                                    3.50%            2.68%            2.58%            3.60%
                                                    ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                           2.00%            2.75%            2.75%            1.75%
Net investment loss (f)                               (0.93)%          (1.68)%          (1.68)%          (0.68)%
Fees and expenses waived or borne by the
Advisor/Administrator (f)                              1.79%            1.79%            1.79%            1.79%
Portfolio turnover                                       20%              20%              20%              20%
Net assets at end of period (000)                   $  4,073         $  6,275         $  3,001         $  1,488

(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which amounted to:$   0.02         $   0.02         $   0.02         $   0.02

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Effective July 1, 1997, Class D shares were redesignated Class C shares.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.


Financial Highlights (continued)

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                PERIOD ENDED AUGUST 31, 1996 (C)
                                                    CLASS A           CLASS B          CLASS C          CLASS Z
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                $ 10.00          $ 10.00          $ 10.00          $ 10.00
                                                    --------         --------         --------         --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(b)                             (0.02)           (0.03)           (0.03)           (0.01)
Net realized and unrealized loss                       (0.27)           (0.28)           (0.28)           (0.27)
                                                    --------         --------         --------         --------
Total from Investment Operations                       (0.29)           (0.31)           (0.31)           (0.28)
                                                    --------         --------         --------         --------
NET ASSET VALUE-- END OF PERIOD                     $   9.71         $   9.69         $   9.69         $   9.72
                                                    ========         ========         ========         ========
TOTAL RETURN (d)(e)(f)                               (2.90)%          (3.10)%          (3.10)%          (2.80)%
                                                    ========         ========         ========         ========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                        2.00%            2.75%            2.75%            1.75%
Net investment loss (g)(h)                           (0.66)%          (1.41)%          (1.41)%          (0.41)%
Fees and expenses waived or borne by the
Advisor/Administrator (g)(h)                           9.13%            9.13%            9.13%            9.13%
Portfolio turnover                                        --               --               --               --
Net assets at end of period (000)                   $  1,066         $  1,197         $    472         $  1,214

(a)  Net of fees and expenses waived or borne
     by the Advisor/Administrator which
     amounted to:                                   $   0.23         $   0.23         $   0.23         $   0.23

(b) Per share data was calculated using average shares outstanding during the period.

(c)  The Fund commenced investment operations on June 3, 1996.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.


Trustees & Transfer Agent

Douglas A. Hacker
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

Janet Langford Kelly
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General
Counsel, Sara Lee Corporation)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, US Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

Thomas C. Theobald
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


Important Information About This Report
The Transfer Agent for Liberty Newport Japan Opportunities Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Japan Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Newport Japan Opportunities Fund

                               GIVE ME LIBERTY.(R)



Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Newport Japan Opportunities Fund  Semiannual Report, February 28, 2001

LOGO: Liberty Funds
ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20

                                                  734-03/154F-0301 (4/01) 01/652